Use of Estimates, Judgments and Assumptions - Additional Information (Detail) € in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 EUR (€)
Disclosure of changes in accounting estimates [line items]
Deferred tax assets	€ 0		€ 0
Income tax expense	54	€ 87	120		€ 139
United States [member]
Disclosure of changes in accounting estimates [line items]
Income tax expense	€ 100	€ 100	€ 100		€ 100
Incyte [member] | Dutch [member]
Disclosure of changes in accounting estimates [line items]
Licence fee income | $				$ 120.0